UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [   ]; Amendment Number: ____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Rockefeller Trust Company (Delaware)
Address:          1201 N. Market Street, Suite 1604
                  Wilmington, DE  19801

Form 13F File Number:  28-11086

     The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James M. Mulvaney
Title:            Senior Vice President - Administration
Phone:            (212) 649-5903

Signature, Place, and Date of Signing:

/James M. Mulvaney/        New York, New York                 Augsut 4, 2006
Signture                    [City, State]                        [Date]

Report Type (Check only one.):

     [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number       Name
         28-02813                   Rockefeller Financial Services, Inc.